NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

19.                               NONCONTROLLING INTEREST

	Dimension	Harmonation	Yantai	Wuxi	Total
Balance as of December 31, 2010	—	591	(28)	—	563
Dissolution of Yantai (1)	—	—	32	—	32
Foreign currency translation adjustment	—	(15)	(4)	—	(19)
Net income	—	(233)	—	—	(233)
Balance as of December 31, 2011	—	343	—	—	343
Injection of a noncontrolling shareholder	—	—	—	1,102	1,102
Disposal of Dimension’s share (2)	3,387	—	—	—	3,387
Foreign currency translation adjustment	4	13	—	12	29
Net income	215	11	—	(82)	144
Balance as of December 31, 2012	3,606	367	—	1,032	5,005

(1) In 2011, to streamline the Corporate Structure, the Company dissolved Yantai Q.B. Eleven Outsourcing Service Company (“Yantai”) since the subsidiary did not have business operations.

(2) In January 2011, the Company acquired 100% equity interest of Dimension for a total consideration of $14.5 million, and the initial consideration includes US$4 million in cash and 1,152,352 ordinary shares of the Company with a fair value of US$5.34 million based on the closing market price of the Company’s ADSs on the acquisition date.  The purchase was accounted for as a business combination using the acquisition method of accounting. (see Note 3)

In September 2012, the Company and the original selling shareholders of Dimension (who are the current employees of the Group) agreed that the Group transferred 35% equity ownership of Dimension to the original selling shareholders in exchange for 1,152,352 ordinary shares of the Company.  The fair value of the shares received by the Company was determined to be US$357 and the fair value of the 35% equity ownership of Dimension transferred by the Group was determined to be US$4,265.  The excess of value (US$3,908) transferred by the Company in the transaction was recorded as non-cash compensation expense.  The transaction was completed in November 2012 and the Group continues to retain control of Dimension and therefore the Group continues to consolidate Dimension as a subsidiary.